UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                                                              811-04803

Exact name of registrant as specified in charter:	Oppenheimer Municipal Fund on behalf of Oppenheimer Limited Term Municipal Fund

Address of principal executive offices:                                                                            6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet, Executive Vice President & General Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, NY 10281-1008

Registrant’s telephone number, including area code:                                                   303-768-3200

Date of fiscal year end:                                                                                                       9/30

Date of reporting period:                                                                                                    07/01/2011-06/30/2012

Item 1.	Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04803
Reporting Period: 07/01/2011 - 06/30/2012
Oppenheimer Municipal Fund

=================== Oppenheimer Limited Term Municipal Fund ====================

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BL9
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management

--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BM7
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management

--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BN5
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management

--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BR6
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Municipal Fund on behalf of Oppenheimer Limited Term Municipal Fund

By:                                                          William F. Glavin, Jr.*
William F. Glavin, Jr., President and Principal Executive Officer

Date:                                                      August 28, 2012

*By:        /s/ Randy Legg
Randy Legg, Attorney in Fact